Minimum Annual Royalty and License Maintenance Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 81
2015	101
2016 and every fiscal year thereafter	$ 141